Schedule of Investments
November 30, 2022 (unaudited)
Archer Stock Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.07%

Aircraft - 0.97%
The Boeing Company (2)	1,200	214,656

Aircraft Engines & Engine Parts - 2.76%
Honeywell International, Inc.	1,890	414,949
Raytheon Technologies Corp.	2,000	197,440

		612,389

Beverages - 2.01%
Coca-Cola Co.	7,000	445,270

Electric Services - 3.92%
NextEra Energy, Inc.	10,260	869,022

Electronic Computers - 3.41%
Apple, Inc.	5,100	754,953

Fire, Marine & Casualty Insurance - 2.87%
Berkshire Hathaway, Inc. Class B (2)	2,000	637,200

Hospital & Medical Service Plans - 5.42%
Centene Corp. (2)	8,200	713,810
UnitedHealth Group, Inc.	890	487,506

		1,201,316

Industrial Inorganic Chemicals - 2.58%
Linde PLC. (United Kingdom)	1,700	572,016

Industrial Instruments For Measurement, Display & Control - 1.46%
MKS Instruments, Inc.	3,850	322,861

Measuring & Controlling Devices - 3.29%
Thermo Fisher Scientific, Inc.	1,300	728,286

Motors & Generators - 0.24%
Generac Holdings, Inc. (2)	500	52,760

National Commercial Banks - 4.11%
Bank of America Corp.	12,000	454,200
JPMorgan Chase & Co.	3,300	455,994

		910,194

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.23%
Intuitive Surgical, Inc. (2)	1,825	493,462

Personal Credit Institutions - 2.13%
Discover Financial Services	4,350	471,366

Petroleum Refining- 3.78%
Exxon Mobil Corp.	7,525	837,833

Pharmaceutical Preparations - 7.62%
Eli Lily & Co.	1,480	549,198
Johnson & Johnson	3,065	545,570
Merck & Co., Inc.	5,400	594,648

		1,689,416

Railroads, Line-Haul Operating - 2.06%
Union Pacific Corp. Class B	2,100	456,603

Retail - Building Materials, Hardware, Garden Supply - 1.68%
Tractor Supply Co.	1,650	373,412

Retail - Catalog & Mail-Order Houses - 1.50%
Amazon.com, Inc. (2)	3,440	332,098

Retail-Drug Stores & Proprietary Stores - 5.42%
CVS Health Corp.	6,700	682,596
Walgreens Boots Aliance, Inc.	12,500	518,750

		1,201,346

Retail - Eating Places - 1.78%
Chipotle Mexican Grill, Inc. (2)	242	393,724

Retail - Lumber & Other Building Materials Dealers - 2.15%
Home Depot, Inc.	1,470	476,265

Retail - Retail Stores - 2.62%
Ulta Beauty, Inc. (2)	1,250	581,050

Semiconductors & Related Devices - 5.40%
Advanced Micro Devices, Inc. (2)	3,963	307,648
NVIDIA Corp.	3,000	507,690
Skyworks Solutions, Inc.	4,000	382,480

		1,197,818

Services - Business Servcies - 2.06%
Visa, Inc. Class A	2,100	455,700

Services - Computer Programming, Data Processing, Etc. - 4.48%
Alphabet, Inc. Class A (2)	7,180	725,108
Meta Platforms, Inc. Class A (2)	2,275	268,678

		993,786

Services - Equipment Rental & Leasing - 2.98%
United Rentals, Inc. (2)	1,870	660,166

Services - Medical Laboratories - 2.41%
Laboratory Corp. of America Holdings	2,220	534,354

Services - Miscellaneous Health & Allied Services - 2.14%
ICON PLC. (Ireland) (2)	2,200	473,968

Services - Prepackaged Software - 5.32%
Adobe, Inc. (2)	1,140	393,220
Cloudflare, Inc. Class A (2)	3,400	167,076
Microsoft Corp.	2,430	619,990

		1,180,286

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.52%
Procter & Gamble Co.	2,260	337,102

State Commercial Banks - 0.74%
Silvergate Capital Corp. Class A (2)	6,000	164,580

Surgical & Medical Instruments & Apparatus - 2.00%
Stryker Corp.	1,900	444,391

Television Broadcasting Stations - 2.01%
Liberty Media Corp. - Liberty Braves Group Series C (2)	13,700	446,346

Total Common Stock	(Cost $ 12,987,442)	21,515,995

Real Estate Investment Trusts - 1.84%

American Tower Corp.	1,840	407,100

Total Registered Investment Companies	(Cost $ 300,522)	407,100

Money Market Registered Investment Companies - 0.92%

Federated Treasury Obligation Fund - Institutional Shares - 3.66% (3)	203,522	203,522

Total Money Market Registered Investment Companies	(Cost $ 203,522)	203,522

Total Investments - 99.83%	(Cost $ 13,491,486)	22,126,617

Other Assets less Liabilities - .17%		38,730

Total Net Assets - 100.00%		22,165,347

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$22,126,617	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$22,126,617	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2022